Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
		Fair
	Shares	Value
Common Stocks (79.3%)
Aerospace & Defense (0.3%)
Parsons Corp. (a)	12,000	$536,880
Chemicals (4.6%)
Aspen Aerogels, Inc. (a)(b)	1,200,000	8,940,000
Communications Equipment (13.5%)
ADTRAN Holdings, Inc.	560,000	8,881,600
Cambium Networks Corp. (a)	385,000	6,822,200
Ciena Corp. (a)	80,500	4,227,860
EMCORE Corp. (a)	606,650	697,647
KVH Industries, Inc. (a)	492,500	5,604,650
		26,233,957
Electrical Equipment (4.7%)
Sensata Technologies Holding Plc	75,000	3,751,500
Vicor Corp. (a)	115,000	5,398,100
		9,149,600
Electronic Equipment, Instruments & Components (14.4%)
Akoustis Technologies, Inc. (a)	1,725,000	5,313,000
Coherent Corp. (a)	53,650	2,042,992
Frequency Electronics, Inc. (d)	545,000	3,755,050
nLight, Inc. (a)(b)	1,000,000	10,180,000
TTM Technologies, Inc. (a)	497,500	6,711,275
		28,002,317
Health Care Equipment & Supplies (4.3%)
ViewRay, Inc. (a)	2,400,000	8,304,000
IT Services (1.7%)
BigCommerce Holdings, Inc. (a)	355,000	3,173,700
Life Sciences Tools & Services (4.6%)
Azenta, Inc. (a)	80,000	3,569,600
Standard BioTools, Inc. (a)	2,745,000	5,352,750
		8,922,350
Machinery (1.2%)
Chart Industries, Inc. (a)	19,000	2,382,600
Semiconductors & Semiconductor Equipment (11.1%)
AXT, Inc. (a)	1,500,000	5,970,000
FormFactor, Inc. (a)(b)	99,294	3,162,514
MaxLinear, Inc. (a)	60,000	2,112,600
MKS Instruments, Inc.	27,500	2,437,050
Photronics, Inc. (a)(b)	316,250	5,243,425
Veeco Instruments, Inc. (a)	126,869	2,680,742
		21,606,331
Software (15.3%)
8x8, Inc. (a)	1,600,000	6,672,000
Nutanix, Inc., Class A (a)	30,000	779,700
Telos Corp. (a)	1,100,000	2,783,000
Upland Software, Inc. (a)	650,000	2,795,000
Yext, Inc. (a)	600,000	5,766,000
Zuora, Inc. (a)	1,100,000	10,868,000
		29,663,700
Technology Hardware, Storage & Peripherals (3.6%)
Intevac, Inc. (a)	750,000	5,497,500
Pure Storage, Inc., Class A (a)	60,000	1,530,600
		7,028,100
Total Common Stocks
(Cost $185,311,820)		$153,943,535

Warrants (0.0%)
Agile Therapeutics, Inc. 0.34% (a)	4,375	347
Total Warrants
(Cost $1,750)		347

Short-Term Investments (18.9%)
Money Market Fund (18.9%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 4.43% (c)
Total Short-Term Investments
(Cost $36,705,041)	36,705,041	$36,705,041

Total Investments (98.2%)
(Cost $222,018,611)		190,648,923
Other Assets in Excess of Liabilities (1.8%)		3,504,312
Net Assets (100.0%)		$194,153,235

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance purposes.
(a) Non-income producing security.
(b) Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,655,250.
(c) Rate shown is the seven day yield as of March 31, 2023
(d)
Affiliated security. Needham Small Cap Fund owned 5% or more of the voting securities of the following company during the three months ended March 31, 2023. As a result, this company is deemed to be an affiliate of Needham Small Cap Growth Fund as defined by the 1940 Act.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):

	Country	Long
	United States^	100.0%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 18.9%